SHARE BASED COMPENSATION - Stock Option Plans - (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($) Y
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Active Stock Option Plan
SHARE BASED COMPENSATION
Option term (expiration period)	7 years
Vesting period	3 years
Annual dividend per share (dollars)	$ 1.10	$ 1.68
Risk-free interest rate	1.35%	1.78%
Expected life	5	5
Expected volatility	24.00%	26.00%
Weighted average fair value per option (dollars)	$ 4.51	$ 6.61